Operating segment information (Tables)	12 Months Ended
Dec. 31, 2016
Operating segment information
Schedule of Operating Segment Information
As a result of the above changes in the segment structure, the comparative figures of segment information for the years ended December 31, 2014 and 2015 were revised accordingly.

	Advertising and	Transaction	Digital
	subscription	services	marketing
	business	business	solutions	Total

Year ended, December 31, 2014

Revenue	2,163,909	77,565	376,365	2,617,839
Gross profit	1,720,654	20,351	204,874	1,945,879
Income/(Loss) from operations	585,753	(119,921)	61,427	527,259

Year ended, December 31, 2015

Revenue	3,106,025	664,225	483,945	4,254,195
Gross profit	2,344,872	237,585	220,994	2,803,451
Income/(Loss) from operations	553,455	(1,053,483)	37,890	(462,138)

Year ended, December 31, 2016

Revenue	3,432,986	1,551,676	788,286	5,772,948
Gross profit	2,542,534	668,238	484,197	3,694,969
Income/(Loss) from operations	592,611	(848,267)	146,428	(109,228)